Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at March 31, 2014:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
Convertible promissory notes payable derivative liability	$189,300	$-	$-	$189,300
Series A-1 preferred stock derivative liability	5,400	-	-	5,400
Common stock warrants	460,580	-	-	460,580
Total	$655,280	$-	$-	$655,280

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at December 31, 2013:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
Promissory notes payable derivative liability	$534,975	$-	$-	$534,975
Series A-1 preferred stock derivative liability	56,926	-	-	56,926

Total	$591,901	$-	$-	$591,901

Schedule Of Changes In Fair Value Derivative Liability
The Company estimated the fair value of the derivative liability using the Black-Scholes option pricing model. The fair value of the derivative liability as of March 31, 2014 was estimated using the following assumptions:

Expected volatility	80%
Risk free rate	1.61%
Dividend yield	0%
Expected term (in years)	5.00

Schedule of Changes in Fair Value of Company's Level 3 Liabilities
The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the three months ended March 31, 2014 and for the period from January 12, 2012 (inception) to March 31, 2014:

	Convertible	Series A-1
	Notes Payable	Preferred Stock	Common
	Derivative	Derivative	Stock
	Liability	Liability	Warrants

Balance at December 31, 2013	$534,975	$56,926	$-
Extinguishment	(118,300)	-	-
Fair value at issuance	189,300	-	466,706
Change in fair value	(416,675)	(51,526)	(6,126)
Balance at March 31, 2014	$189,300	$5,400	$460,580

The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the year ended December 31, 2013 and for the period from January 12, 2012 (inception) to December 31, 2013:

	Promissory	Series A-1
	Notes Payable	Preferred Stock
	Derivative Liability	Derivative Liability
Balance at December 31, 2012	$-	$-
Fair value at issuance	582,903	548,465
Change in fair value	(47,928)	(491,539)

Balance at December 31, 2013	$534,975	$56,926